Investments in a joint venture (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 JA MEMC	Dec. 31, 2011 JA MEMC	Mar. 31, 2011 JA MEMC JA Yangzhou
Investment in a joint venture
Capital contribution to joint venture		96,211			96,211
Ownership in joint venture (as a percent)					50.00%
Loss for equity investment in a joint venture	43,501	1,800	5,501	1,800
Other-than-temporary impairment charge			38,000